Dec-16-03 03:37pm From- T-033 P.003/005 F-363

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03028398

Cert NYS

1-13071

NYSE

December 16, 2003

DEC 16 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
DEC 22 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, HANOVER COMPRESSOR COMPANY, $200,000,000 8.625% Senior Notes due 2010 fully and unconditionally guaranteed by Hanover Compression Limited Partnership and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 16, 2003. Tentative listing date – December 18, 2003.

Sincerely,

Paras Madho